Financial items (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Financial items [Abstract]
Net foreign currency exchange gains/(losses)	$ 2,821	$ (284)	$ (43)	$ 2,537	$ 27
Interest income and other financial items	280	114	28	394	72
Gains/(losses) on financial investments	(224)	(134)	27	(357)	(123)
Gains/(losses) other derivative financial instruments	(526)	(599)	(101)	(1,126)	(462)
Interest and other financial expenses	(327)	(266)	(304)	(593)	(616)
Net financial items	2,023	(1,169)	(393)	854	(1,101)
Payments of lease liabilities, classified as financing activities	344	$ 317	$ 308	661	$ 610
Commercial Papers Programme	799			799		$ 2,600
Commercial Paper Program Limit	$ 5,000			$ 5,000